PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31
	2024	2023
Cost:
Computers	$87	$75
Office furniture	12	2
Leasehold improvements	-	56
	$99	$133
Accumulated depreciation:
Computers	67	55
Office furniture	2	2
Leasehold improvements	-	27
	$69	$84
Property and equipment, net	$30	$49